Discontinued operations - Financial performance of discontinued operations (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure
Other income	SFr 5,940	SFr 4,235	[1]	SFr 22,521	[1]
Research and development	(854,305)	(1,186,692)	[1]	(8,244,013)	[1]
General and administration	(2,310,970)	(2,673,463)	[1]	(3,741,847)	[1]
Total operating costs	(3,165,275)	(3,860,155)	[1]	(11,985,860)	[1]
Operating loss	(2,755,233)	(2,242,967)	[1]	(10,540,901)	[1]
Finance expense	(3,547)	(321,150)	[1]	(292,306)	[1]
Net loss before tax	(4,909,342)	(2,500,153)	[1]	(10,803,956)	[1]
Total net gain / (loss) from Discontinued operations	11,965,129	(8,056,074)	[1]	(10,000,257)	[1]
Discontinued operations
Disclosure
Total operating costs	(2,000,000)	(8,100,000)		(10,000,000)
Discontinued operations as disclosed below
Disclosure
Other income	38,401	29,881
Research and development	(1,337,936)	(5,716,857)		(6,417,258)
General and administration	(673,259)	(2,351,356)		(3,562,048)
Total operating costs	(2,011,195)	(8,068,213)		(9,979,306)
Operating loss	(1,972,794)	(8,038,332)		(9,979,306)
Finance expense	(5,672)	(17,742)		(20,951)
Net loss before tax	(1,978,466)	(8,056,074)		(10,000,257)
Net loss from discontinued operations	(1,978,466)	(8,056,074)		(10,000,257)
Net gain / (loss) of the sale of activities after income tax	13,943,595
Total net gain / (loss) from Discontinued operations	SFr 11,965,129	SFr (8,056,074)		SFr (10,000,257)

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented